RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
17	RELATED PARTY TRANSACTIONS

Jin Xin, a subsidiary of the Company, owed RMB34,000 to its directors when the Company acquired Jin Xin in November 2010. Subsequently, Jin Xin repaid RMB3,291 to the directors in November and December, 2010. As of December 31, 2010, the amounts due to related parties were RMB30,709 which were unsecured, interest-free and repayable within one year. During the year ended December 31, 2011, Jin Xin borrowed RMB19,100 from the directors and repaid RMB47,709 to the directors. As of December 31, 2011, the amount due to a director was RMB2,100 which was unsecured, interest-free and repayable within one year.

On January 1, 2011, the Company acquired an additional 8% beneficial ownership interest in Jin Xin from Engen’s non-controlling shareholders for a total consideration of USD6,448, of which approximately USD3,731 were lent by the non-controlling shareholders to Engen with an annual interest rate of 6.06%. As of December 31, 2011, the principal and unpaid interests due to Engen’s non-controlling shareholders totaled USD3,918 (RMB24,348).

During the year ended December 31, 2011, Mr. Jianqiu Yu, Chairman and Principal Executive Officer of the Company, paid operating expenses of RMB12,571 on behalf of the Company and the Company repaid RMB6,676 to him. As of December 31, 2011, the amounts due to Mr. Yu Jianqiu were RMB5,895 which were unsecured, interest-free and repayable within one year.

On August 1, 2011, the Company caused True Excel, its indirectly 75%-owned subsidiary, to acquire 100% of the equity interest in Xiangbei, for a cash consideration of RMB34,600. Concurrently, the Xiangbei’s selling shareholders would subscribe for Engen’s ordinary shares of up to 14.17% of Engen’s enlarged share capital after the issuance, for a consideration of USD711 (approximately RMB4,578) and subscribe for up to additional 20,000,000 ordinary shares of the Company at par value of HKD0.00001 per share. As of December 31, 2011, the amount due from Xiangbei’s selling shareholders were USD711(RMB4,466), representing the subscription amount for Engen’s ordinary shares.

Xiangbei, a subsidiary of the Company, owed RMB29,970 to its directors when the Company acquired Xiangbei in August 2011. Subsequently, the directors repaid certain accounts payable and operating expenses, totaling RMB20,027, on behalf of Xiangbei which repaid RMB16,097 to the directors. As of December 31, 2011, the amounts due to the directors were RMB33,900 which were unsecured, interest-free and repayable within one year.